CAPITAL AND OTHER EXPENDITURE COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2018
CAPITAL AND OTHER EXPENDITURE COMMITMENTS
Schedule of contractual commitments

	Total	Less than		More than 5
As at 31 December 2018	US$’000	1 year	1 — 5 years	years
Cooper Basin capital commitments (1)	2,508	2,508	—	—
Drilling rig commitments (2)	4,106	4,106	—	—
Operating lease commitments (3)	5,004	2,018	2,022	964
Employment commitments (4)	396	396	—	—
Minimum revenue commitment (5)	70,589	15,789	54,800	—
Total expenditure commitments	82,603	24,817	56,822	964
(1)

The Company has a commitment to fund capital expenditures at the Cooper Basin of up to approximately A $10.6 million through 2019, of which A $7.1 million had been paid or accrued to date as at 31 December 31, 2018.  The remaining commitment amounts in table are shown in USD translated at year-end.  Timing of commitment may vary.

(2)	As at 31 December 2018 the Company had one drilling rig contracted through May 2019.

(3)

Represents commitments for minimum lease payments in relation to non-cancellable operating leases for office space, net of sublease rental income, compressor and other field equipment, the Company’s amine treatment facility, and certain land-use agreements not provided for in the consolidated financial statements.

(4)

The Company has an employment agreement in place with its CEO through 2 January 2021.  His contract provides that in the event of his involuntary termination without cause, he will receive his base salary through the term of the agreement, not to exceed the amount allowed under Section 200G of the Australian Corporations Act governing payments made without shareholder approval (generally limited to an amount equal to one year’s salary based upon the average salary over the past three years).  The amount in the table above represents the amount payable considering this limitation, as if his termination occurred on 31 December 2018.  Details relating to the employment contracts are set out in the Company’s Remuneration Report.

(5)	Total minimum revenue commitments by fiscal year are as follows:

As at 31 December 2018	2019	2020	2021	2022	Total
Hydrocarbon handling and gathering agreement	10,133	14,449	14,232	6,852	45,666
Crude oil and condensate marketing agreements	3,075	4,706	7,565	4,381	19,727
Gas processing agreement	1,993	2,020	—	—	4,013
Gas transportation agreements	588	595	—	—	1,183
Total minimum revenue commitment	15,789	21,770	21,797	11,233	70,589